Segment Information (Schedule Of Segment Reporting By Geographic Area And Property Type) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Rental Revenue: Class A Office	$ 1,987,671	$ 1,715,425	$ 1,606,655
Rental Revenue: Office/Technical	55,525	39,218	41,585
Rental Revenue: Residential	22,318	20,568	6,617
Rental Revenue: Hotel	40,330	37,915	34,529
Rental Revenue Total	2,105,844	1,813,126	1,689,386
Rental Revenue: % of Grand Totals	100.00%	100.00%	100.00%
Rental Expenses: Class A Office	716,049	617,482	555,664
Rental Expenses: Office/Technical	14,777	10,614	11,525
Rental Expenses: Residential	12,130	10,992	5,479
Rental Expenses: Hotel	28,447	28,120	26,128
Rental Expenses: Total	771,403	667,208	598,796
Rental Expenses: % Of Grand Totals	100.00%	100.00%	100.00%
Net operating Income	1,334,441	1,145,918	1,090,590
Net operating Income: % of Grand Totals	100.00%	100.00%	100.00%
Boston [Member]
Segment Reporting Information [Line Items]
Rental Revenue: Class A Office	665,991	617,652	537,743
Rental Revenue: Office/Technical	22,617	22,460	25,349
Rental Revenue: Residential	4,395	3,936	985
Rental Revenue: Hotel	40,330	37,915	34,529
Rental Revenue Total	733,333	681,963	598,606
Rental Revenue: % of Grand Totals	34.82%	37.61%	35.43%
Rental Expenses: Class A Office	259,997	242,904	206,469
Rental Expenses: Office/Technical	6,879	6,499	7,245
Rental Expenses: Residential	1,823	1,675	521
Rental Expenses: Hotel	28,447	28,120	26,128
Rental Expenses: Total	297,146	279,198	240,363
Rental Expenses: % Of Grand Totals	38.52%	41.85%	40.14%
Net operating Income	436,187	402,765	358,243
Net operating Income: % of Grand Totals	32.69%	35.15%	32.85%
New York [Member]
Segment Reporting Information [Line Items]
Rental Revenue: Class A Office	725,566	543,194	521,439
Rental Revenue: Office/Technical	0	0	0
Rental Revenue: Residential	0	0	0
Rental Revenue: Hotel	0	0	0
Rental Revenue Total	725,566	543,194	521,439
Rental Revenue: % of Grand Totals	34.46%	29.96%	30.87%
Rental Expenses: Class A Office	251,640	187,987	181,269
Rental Expenses: Office/Technical	0	0	0
Rental Expenses: Residential	0	0	0
Rental Expenses: Hotel	0	0	0
Rental Expenses: Total	251,640	187,987	181,269
Rental Expenses: % Of Grand Totals	32.62%	28.18%	30.27%
Net operating Income	473,926	355,207	340,170
Net operating Income: % of Grand Totals	35.51%	31.00%	31.19%
San Francisco [Member]
Segment Reporting Information [Line Items]
Rental Revenue: Class A Office	214,755	208,177	207,003
Rental Revenue: Office/Technical	17,259	494	0
Rental Revenue: Residential	0	0	0
Rental Revenue: Hotel	0	0	0
Rental Revenue Total	232,014	208,671	207,003
Rental Revenue: % of Grand Totals	11.02%	11.51%	12.25%
Rental Expenses: Class A Office	77,905	75,542	72,122
Rental Expenses: Office/Technical	3,708	149	0
Rental Expenses: Residential	0	0	0
Rental Expenses: Hotel	0	0	0
Rental Expenses: Total	81,613	75,691	72,122
Rental Expenses: % Of Grand Totals	10.58%	11.34%	12.05%
Net operating Income	150,401	132,980	134,881
Net operating Income: % of Grand Totals	11.27%	11.60%	12.37%
Washington, DC [Member]
Segment Reporting Information [Line Items]
Rental Revenue: Class A Office	381,359	346,402	340,470
Rental Revenue: Office/Technical	15,649	16,264	16,236
Rental Revenue: Residential	17,923	16,632	5,632
Rental Revenue: Hotel	0	0	0
Rental Revenue Total	414,931	379,298	362,338
Rental Revenue: % of Grand Totals	19.70%	20.92%	21.45%
Rental Expenses: Class A Office	126,507	111,049	95,804
Rental Expenses: Office/Technical	4,190	3,966	4,280
Rental Expenses: Residential	10,307	9,317	4,958
Rental Expenses: Hotel	0	0	0
Rental Expenses: Total	141,004	124,332	105,042
Rental Expenses: % Of Grand Totals	18.28%	18.63%	17.54%
Net operating Income	$ 273,927	$ 254,966	$ 257,296
Net operating Income: % of Grand Totals	20.53%	22.25%	23.59%